Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consist of the following:
	As of December 31,
	2025	2024

License (Type 4 and Type 9)	$270,071	$270,795